Long-Term Debt, $15.29 Million Term Loan Facility (Details) - USD ($)			6 Months Ended
	May 28, 2024	Mar. 08, 2024	Jun. 30, 2024	Jun. 30, 2023
Long-Term Debt [Abstract]
Repayment of loan			$ 43,383,257	$ 23,131,200
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount			$ 15,290,000
$15.29 Million Term Loan Facility [Member] | M/V Magic Nova [Member]
Long-Term Debt [Abstract]
Repayment of loan		$ 4,900,000
$15.29 Million Term Loan Facility [Member] | M/V Magic Horizon [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 4,500,000